Annual Fund Operating Expenses	Jul. 31, 2026
Service Shares Prospectus | GuideMark(R) Large Cap Core Fund | GuideMark(R) Large Cap Core Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	0.88%	[1]
Service Shares Prospectus | GuideMark(R) Emerging Markets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Service Shares Prospectus | GuideMark(R) Emerging Markets Fund | GuideMark(R) Emerging Markets Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.91%
Other Expenses (as a percentage of Assets):	1.16%
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	1.77%	[3]
Fee Waiver or Reimbursement	(0.29%)	[4]
Net Expenses (as a percentage of Assets)	1.48%	[3],[4]
Service Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund | GuideMark(R) Small/Mid Cap Core Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.33%
Other Expenses (as a percentage of Assets):	0.58%
Expenses (as a percentage of Assets)	1.15%	[5]
Service Shares Prospectus | GuideMark(R) World ex-US Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Service Shares Prospectus | GuideMark(R) World ex-US Fund | GuideMark(R) World ex-US Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.37%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	1.19%	[7],[8]
Fee Waiver or Reimbursement	0.06%	[8]
Service Shares Prospectus | GuideMark(R) Core Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Service Shares Prospectus | GuideMark(R) Core Fixed Income Fund | GuideMark(R) Core Fixed Income Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.33%
Other Expenses (as a percentage of Assets):	0.58%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.04%)	[9]
Net Expenses (as a percentage of Assets)	0.94%	[9]
RS Shares Prospectus | GuideMark(R) Large Cap Core Fund | GuideMark(R) Large Cap Core Fund RS Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.19%
Other Expenses (as a percentage of Assets):	1.19%	[10]
Expenses (as a percentage of Assets)	1.64%	[11]
RS Shares Prospectus | GuideMark(R) Emerging Markets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
RS Shares Prospectus | GuideMark(R) Emerging Markets Fund | GuideMark(R) Emerging Markets Fund RS Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	1.14%
Other Expenses (as a percentage of Assets):	2.14%	[12]
Acquired Fund Fees and Expenses	0.02%	[13]
Expenses (as a percentage of Assets)	2.75%	[14]
Fee Waiver or Reimbursement	(0.55%)	[15]
Net Expenses (as a percentage of Assets)	2.20%	[13],[14]
RS Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund | GuideMark(R) Small/Mid Cap Core Fund RS Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.36%
Other Expenses (as a percentage of Assets):	1.36%	[16]
Expenses (as a percentage of Assets)	1.93%	[17]
RS Shares Prospectus | GuideMark(R) World ex-US Fund | GuideMark(R) World ex-US Fund RS Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.37%
Other Expenses (as a percentage of Assets):	1.37%	[18]
Acquired Fund Fees and Expenses	0.01%	[19]
Expenses (as a percentage of Assets)	1.88%	[20]
RS Shares Prospectus | GuideMark(R) Core Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
RS Shares Prospectus | GuideMark(R) Core Fixed Income Fund | GuideMark(R) Core Fixed Income Fund RS Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.37%
Other Expenses (as a percentage of Assets):	1.37%	[21]
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	(0.08%)	[22]
Net Expenses (as a percentage of Assets)	1.69%	[22]

[1]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and includes the expense reductions generated when the Fund loaned its portfolio securities.
[2]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[3]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[4]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2027 to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, AFFE, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.40% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2027 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[5]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and includes the expense reductions generated when the Fund loaned its portfolio securities.
[6]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[7]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[8]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2027, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.14% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2027 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[9]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2027, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.94% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2027 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[10]	The Fund's RS Shares are newly offered. “Other Expenses” shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[11]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and includes the expense reductions generated when the Fund loaned its portfolio securities.
[12]	The Fund's RS Shares are newly offered. "Other Expenses” shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[13]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. AFFE shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[14]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE but includes the expense reductions generated when the Fund loaned its portfolio securities.
[15]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2027, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, AFFE, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 2.15% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2027 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[16]	The Fund's RS Shares are newly offered. "Other Expenses” shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[17]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and includes the expense reductions generated when the Fund loaned its portfolio securities.
[18]	The Fund's RS Shares are newly offered. "Other Expenses” shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[19]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. AFFE shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[20]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE but includes the expense reductions generated when the Fund loaned its portfolio securities.
[21]	The Fund's RS Shares are newly offered. "Other Expenses” shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[22]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2027, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.69% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2027 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.